Note 7 Residual maturities by contractual periods (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
On demand [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	€ 10,353	€ 9,227	€ 39,761
On demand [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	3	2
On demand [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
On demand [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	99	174
On demand [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	1	10
On demand [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
On demand [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,092	2,176	1,936
On demand [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,507	7,392	8,894
On demand [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	304,096	302,667	281,812
On demand [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	0
On demand [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	0	0	(33)
Not later than one month [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	61,678	66,497	24,598
Not later than one month [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	4,676	3,870	3,781
Not later than one month [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,288	2,199	901
Not later than one month [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	42,407	31,049	33,856
Not later than one month [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	28,644	24,622	18,531
Not later than one month [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,167	4,031	1,779
Not later than one month [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,187	1,841	3,065
Not later than one month [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,669	7,885	4,257
Not later than one month [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,526	5,760	2,728
Not later than one month [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	44,745	38,951	28,806
Not later than one month [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	86,908	51,638	52,437
Not later than one month [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(21)	(253)	(395)
Later than one month and not later than three months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one month and not later than three months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	393	319	400
Later than one month and not later than three months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,261	1,012	801
Later than one month and not later than three months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	21,683	5,743	11,611
Later than one month and not later than three months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	30,850	32,009	23,185
Later than one month and not later than three months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6,011	4,107	3,606
Later than one month and not later than three months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,889	4,434	1,077
Later than one month and not later than three months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,076	628	415
Later than one month and not later than three months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,806	1,465	1,700
Later than one month and not later than three months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	16,225	18,542	11,814
Later than one month and not later than three months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	30,028	14,543	6,858
Later than one month and not later than three months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(30)	24	(176)
Later than three months and not later than six months [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three months and not later than six months [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	543	433	790
Later than three months and not later than six months [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,049	746	584
Later than three months and not later than six months [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	6,890	3,368	2,945
Later than three months and not later than six months [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	28,239	25,622	22,141
Later than three months and not later than six months [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,633	8,200	3,395
Later than three months and not later than six months [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	8,518	1,050	3,498
Later than three months and not later than six months [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	715	806	825
Later than three months and not later than six months [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,036	464	382
Later than three months and not later than six months [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	11,855	6,776	4,867
Later than three months and not later than six months [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6,107	17,736	2,485
Later than three months and not later than six months [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	6	(1,010)	(326)
Later than six months and not later than nine months [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than six months and not later than nine months [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	594	434	373
Later than six months and not later than nine months [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	385	516	727
Later than six months and not later than nine months [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,398	1,432	1,063
Later than six months and not later than nine months [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	16,434	14,827	11,769
Later than six months and not later than nine months [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,578	4,305	2,333
Later than six months and not later than nine months [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,935	3,148	2,914
Later than six months and not later than nine months [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	119	56	183
Later than six months and not later than nine months [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	834	379	289
Later than six months and not later than nine months [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	3,905	2,575	1,717
Later than six months and not later than nine months [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,274	866	1,513
Later than six months and not later than nine months [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(62)	(23)	(66)
Later than nine months and not later than one year [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than nine months and not later than one year [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	602	468	299
Later than nine months and not later than one year [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	649	344	432
Later than nine months and not later than one year [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,596	1,127	1,692
Later than nine months and not later than one year [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	19,029	16,766	13,782
Later than nine months and not later than one year [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	11,950	4,746	3,958
Later than nine months and not later than one year [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	4,225	2,017	1,885
Later than nine months and not later than one year [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	605	694	924
Later than nine months and not later than one year [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	841	758	227
Later than nine months and not later than one year [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	5,500	2,870	1,520
Later than nine months and not later than one year [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,821	1,503	8,252
Later than nine months and not later than one year [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(267)	175	(641)
Later than one year and not later than two years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than one year and not later than two years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	602	242	211
Later than one year and not later than two years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,019	971	694
Later than one year and not later than two years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,319	4,582	2,188
Later than one year and not later than two years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	41,267	41,049	39,656
Later than one year and not later than two years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	15,266	18,417	18,854
Later than one year and not later than two years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	10,296	6,318	9,477
Later than one year and not later than two years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	795	648	496
Later than one year and not later than two years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,033	700	578
Later than one year and not later than two years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,753	1,476	1,740
Later than one year and not later than two years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,630	8,136	29,954
Later than one year and not later than two years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	69	40	100
Later than two years and not later than three years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than two years and not later than three years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	136	183	166
Later than two years and not later than three years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	965	816	470
Later than two years and not later than three years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	3,817	1,354	2,239
Later than two years and not later than three years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	32,769	32,510	30,049
Later than two years and not later than three years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	14,016	8,744	13,135
Later than two years and not later than three years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	7,990	9,423	4,931
Later than two years and not later than three years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	46	211	146
Later than two years and not later than three years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	618	293	231
Later than two years and not later than three years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,029	1,276	578
Later than two years and not later than three years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,111	1,524	5,527
Later than two years and not later than three years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	45	(153)	(122)
Later than three years and not later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than three years and not later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	24	6	8
Later than three years and not later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	974	551	261
Later than three years and not later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	2,133	2,400	1,118
Later than three years and not later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	45,116	43,828	44,508
Later than three years and not later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	29,245	23,307	17,214
Later than three years and not later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	11,175	13,282	12,332
Later than three years and not later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	198	396	146
Later than three years and not later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	695	594	337
Later than three years and not later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	758	798	863
Later than three years and not later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	2,060	3,493	4,755
Later than three years and not later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(135)	(466)	(155)
Later than five years [member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	0	0	0
Later than five years [member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	102	83	26
Later than five years [member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	1,291	830	469
Later than five years [member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	139	289	739
Later than five years [member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	104,086	96,201	94,780
Later than five years [member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	34,558	31,480	47,331
Later than five years [member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	22,424	18,145	19,991
Later than five years [member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	695	399	579
Later than five years [member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	638	727	722
Later than five years [member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	1,092	273	416
Later than five years [member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	677	575	1,490
Later than five years [member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	(2,616)	(3,717)	(66)
Total [Member] | Cash cash balances at central banks and other demand deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	72,031	75,724	64,359
Total [Member] | Deposits in credit entities [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	7,672	6,040	6,056
Total [Member] | Deposits in other financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	9,882	7,988	5,343
Total [Member] | Reverse repo securities borrowing and margin lending [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	86,382	51,343	57,451
Total [Member] | loans and advances [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	346,433	327,534	298,574
Total [Member] | Securities portfolio settlement [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial assets liquidity risk	118,424	107,338	111,614
Total [Member] | Wholesale funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	74,639	59,658	59,169
Total [Member] | Deposits in financial institutions [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	10,011	13,899	9,907
Total [Member] | Deposits in other financial institutions and international agencies [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	22,535	18,532	16,087
Total [Member] | Customer deposits [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	390,959	376,203	334,132
Total [Member] | Security pledge funding [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	133,615	100,013	113,269
Total [Member] | Derivatives net [Member]
Disclosure of maturity analysis for financial instruments held for managing liquidity risk [Line Items]
Financial liabilities liquidity risk	€ (3,009)	€ (5,383)	€ (1,880)